Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment, Net

	Communications	Control and testing	Landline communications	Vehicles, Computers, furniture and other	Leasehold
	network	equipment	equipment*	equipment*	improvements	Total
	NIS millions	NIS millions	NIS millions	NIS millions	NIS millions	NIS millions

Cost

Balance at January 1, 2018	4,989	58	224	278	113	5,662

Additions	265	5	144	14	2	430
Disposals	(180)	-	-	(91)	(15)	(286)
Balance at December 31, 2018	5,074	63	368	201	100	5,806

Additions	205	1	110	14	1	331
Disposals**	(300)	-	(69)	(21)	(19)	(409)
Balance at December 31, 2019	4,979	64	409	194	82	5,728

Accumulated Depreciation

Balance at January 1, 2018	3,692	49	74	172	77	4,064
Depreciation for the year	258	5	64	38	9	374
Disposals	(179)	-	-	(91)	(14)	(284)
Balance at December 31, 2018	3,771	54	138	119	72	4,154

Depreciation for the year	252	3	94	26	8	383
Disposals**	(147)	-	(55)	(20)	(19)	(241)
Balance at December 31, 2019	3,876	57	177	125	61	4,296

Carrying amounts

At January 1, 2018	1,297	9	150	106	36	1,598
At December 31, 2018	1,303	9	230	82	28	1,652
At December 31, 2019	1,103	7	232	69	21	1,432

*	Reclassified

**	The disposals includes the disposal of independent fiber-optic infrastructure in residential areas as a result of the sale to IBC, for additional details see Note 8.